Note 3 - Revenue from Contracts with Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended September 30,
	2023		2022
Contract Type	Amount	Percentage	Amount	Percentage
Services time & materials	$1,714,509	87.2%	$1,896,829	82.2%
Services fixed price over time	102,402	5.2%	58,965	2.6%
Services combination	33,090	1.7%	50,440	2.2%
Services fixed price per unit	71,299	3.6%	107,778	4.7%
Third-party software	45,977	2.3%	59,076	2.6%
Software support & maintenance	-	0.0%	44,804	1.9%
Incentive payments	-	0.0%	88,487	3.8%
Total revenue	$1,967,277	100.0%	$2,306,379	100.0%
	Nine Months Ended September 30,
	2023		2022
Contract Type	Amount	Percentage	Amount	Percentage
Services time & materials	$5,314,845	86.4%	$5,963,361	65.9%
Services fixed price over time	307,206	5.0%	161,273	1.8%
Services combination	99,270	1.6%	80,520	0.9%
Services fixed price per unit	271,394	4.4%	253,379	2.8%
Third-party software	159,307	2.6%	2,345,884	25.9%
Software support & maintenance	-	0.0%	142,891	1.6%
Incentive payments	-	0.0%	105,103	1.1%
Total revenue	$6,152,022	100.0%	$9,052,411	100.0%

	Year ended December 31, 2022		Year ended December 31, 2021
Contract Type	Amount	Percentage	Amount	Percentage
Services time & materials	$7,521,165	62.6%	$9,383,810	62.5%
Services firm fixed price	998,970	8.3%	367,229	2.4%
Services fixed price over time	407,611	3.4%	634,036	4.2%
Services combination	113,610	0.9%	92,940	0.6%
Services fixed price per unit	304,666	2.5%	114,263	0.8%
Third-party software	2,427,937	20.2%	4,245,730	28.2%
Software support & maintenance	142,891	1.2%	106,428	0.7%
Incentive payments	105,102	0.9%	89,068	0.6%
Total revenue	$12,021,952	100.0%	$15,033,504	100.0%

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	September 30, 2023	December 31, 2022
Billed federal government	$1,456,519	$1,573,407
Billed commercial and local government	22,000	56,152
Unbilled receivables	1,261	-
Accounts receivable	$1,479,780	$1,629,559

	2022	2021
Billed federal government	$1,573,407	$1,594,473
Billed commercial	56,152	-
Unbilled receivables	-	70,389
Accounts receivable	$1,629,559	$1,664,862

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
Balance at December 31, 2022	$182,756
Contract liabilities added	-
Revenue recognized	(55,665)
Balance at March 31, 2023	127,091
Contract liabilities added	-
Revenue recognized	(55,088)
Balance at June 30, 2023	72,003
Contract liabilities added	-
Revenue recognized	(45,977)
Balance at September 30, 2023	$26,026
Balance at December 31, 2021	$186,835
Contract liabilities added	19,280
Revenue recognized	(56,423)
Balance at March 31, 2022	149,692
Contract liabilities added	87,612
Revenue recognized	(71,461)
Balance as of June 30, 2022	165,843
Contract liabilities added	2,491
Revenue recognized	(130,648)
Balance at September 30, 2022	$37,686

Balance at December 31, 2020	$210,668
Contract assets added	312,475
Revenue billed	(523,143)
Balance at December 31, 2021	-
Contract assets added	-
Revenue billed	-
Balance at December 31, 2022	$-
Balance at December 31, 2020	$946,884
Contract liabilities added	359,896
Revenue recognized	(1,119,945)
Balance at December 31, 2021	186,835
Contract liabilities added	439,230
Revenue recognized	(443,309)
Balance at December 31, 2022	$182,756

Deferred Costs of Revenue [Table Text Block]
Balance at December 31, 2021	$154,218
Deferred costs added	2,800
Deferred costs expensed	(55,362)
Balance at March 31, 2022	101,656
Deferred costs expensed	(53,434)
Balance as of June 30, 2022	48,222
Deferred costs expensed	(48,222)
Balance as of September 30, 2022	$-

Balance at December 31, 2020	$89,068
Deferred costs added - maintenance	228,010
Deferred costs added - deliverables	17,406
Deferred costs expensed	(180,266)
Balance at December 31, 2021	154,218
Deferred costs added - maintenance	223,148
Deferred costs expensed	(220,647)
Balance at December 31, 2022	$156,719